Other Long-term Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Restricted investments	$ 89	$ 80
Keystone XL long-term recoveries	12	19
Keystone environmental provision recovery (Note 23)	10	31
Recoverable Keystone expenses	24	22
Employee post-retirement benefits (Note 20)	17	10
Sales-type lease, net investment in lease, before allowance for credit loss, noncurrent	39	0
Other	11	15
Total other assets	$ 202	$ 177